Profit from operations (Tables)	12 Months Ended
Dec. 31, 2017
Profit From Operations [Abstract]
Summary of Employee Benefit Costs

(a) Employee benefit costs

	2017 £m	2016 £m	2015 £m

Wages and salaries	2,131	1,882	1,667

Social security costs	216	207	174

Other pension and retirement benefit costs (note 12)	215	101	138

Share-based payments - equity and cash-settled (note 25)	117	84	60

	2,679	2,274	2,039

Summary of Depreciation Amortisation and Impairment Costs

(b) Depreciation, amortisation and impairment costs

		2017 £m	2016 £m	2015 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles (note 3(f))	383	149	65

	– amortisation and impairment of other intangibles	140	81	89

Property, plant and equipment	– depreciation and impairment	379	377	274

		902	607	428

Summary of Other Operating Expenses

3 Profit from operations continued

(c) Other operating expenses include:

	2017 £m	2016 £m	2015 £m

Research and development expenses (excluding employee benefit costs and depreciation)	80	53	60

Exchange differences	(6)	(2)	10

Rent of plant and equipment (operating leases)

– minimum lease payments	41	20	20

Rent of property (operating leases)

– minimum lease payments	85	51	52

Fees payable for audit services pursuant to legislation:

– fees payable to KPMG LLP for Parent Company and Group audit	6.3	2.0	2.0

– fees payable to other KPMG LLP firms and associates for local statutory and Group reporting audits	11.3	7.2	6.7

Audit fees payable to KPMG LLP firms and associates	17.6	9.2	8.7

Audit fees payable to PricewaterhouseCoopers LLP firms and associates	–	–	0.6

Audit fees payable to other firms	0.2	–	–

Total audit fees payable	17.8	9.2	9.3

Fees payable to KPMG LLP firms and associates for other services:

– audit-related assurance services	8.0	0.2	0.2

– other assurance services	4.1	0.1	0.1

– tax advisory services	–	0.2	0.6

– tax compliance	0.2	0.3	0.4

– other non-audit services	–	1.4	2.0

	12.3	2.2	3.3

Summary of Restructuring and Integration Costs

	2017 £m	2016 £m	2015 £m

Employee benefit costs	193	240	159

Depreciation, amortisation and impairment costs	85	64	26

Other operating expenses	330	325	228

Other operating income	(8)	(26)	(46)

	600	603	367